Inventories	12 Months Ended
Dec. 31, 2019
Disclosure Of Inventories [Abstract]
Inventories [Text Block]

9. Inventories

	Dec. 31, 2019	Dec. 31, 2018
Current
Stockpile	$10,396	$5,463
Work in progress	14,420	1,762
Finished goods	62,230	62,546
Materials and supplies	51,774	48,703
	138,820	118,474
Non-current
Stockpile	14,626	14,730
Materials and supplies	4,829	4,746
	19,455	19,476
	$158,275	$137,950

The cost of inventories recognized as an expense, including depreciation, and included in cost of sales amounted to $978,810 for the year ended December 31, 2019 (year ended December 31, 2018 - $975,354).